SCHEDULE OF PROCEEDS AND PAYMENTS TO SHAREHOLDER (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions And Balances
Proceeds from a shareholder	$ 9,177,530	$ 18,039,849	$ 793,266
Proceeds and payments to a shareholder	$ (4,387,903)	$ (21,742,460)	$ (4,362,363)